Other Liabilities (Details Textual) - Business combinations [member] - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Apr. 20, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Descrition of acquire Serra Grande Farm	The Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2020, the liability mainly refers to the delivery of 162,000 bags of soybean in three annual installments of 54,000 bags each. The Company maintains its liability measured at fair value through profit or loss.
Variation in profit or loss		R$ 1,053